GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended
Mar. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES

13. GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	March 31, 2021
Consulting fees	57	76
Filing fees	11	14
General office expenses	31	17
Investor relations	28	16
Management fees	93	126
Professional fees	21	13
Total	241	262